UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $787,509 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102    13359   597700 SH       SOLE                   597700        0        0
AMERICAN APPAREL INC           COM              023850100     3311   403800 SH       SOLE                   403800        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103    12146  2266000 SH       SOLE                  2266000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107   112620  3719300 SH       SOLE                  3719300        0        0
BANK OF AMERICA CORPORATION    COM              060505104    12250   350000 SH       SOLE                   350000        0        0
CELANESE CORP DEL              COM SER A        150870103    40271  1442900 SH       SOLE                  1442900        0        0
CENVEO INC                     COM              15670S105     8932  1161500 SH       SOLE                  1161500        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    89400  3597600 SH       SOLE                  3597600        0        0
DAVITA INC                     COM              23918K108    27581   483800 SH       SOLE                   483800        0        0
FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR    358029106     4566    87900 SH       SOLE                    87900        0        0
GENENTECH INC                  COM NEW          368710406    14801   166900 SH       SOLE                   166900        0        0
GEO GROUP INC                  COM              36159R103    17409   861400 SH       SOLE                   861400        0        0
GILDAN ACTIVEWEAR INC          COM              375916103    69702  3059800 SH       SOLE                  3059800        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    11904    93000 SH       SOLE                    93000        0        0
HANESBRANDS INC                COM              410345102    33926  1559800 SH       SOLE                  1559800        0        0
ITC HLDGS CORP                 COM              465685105    31212   602900 SH       SOLE                   602900        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111     1345   996600 SH       SOLE                   996600        0        0
LAS VEGAS SANDS CORP           COM              517834107    10291   285000 SH       SOLE                   285000        0        0
MILLIPORE CORP                 COM              601073109    36457   529900 SH       SOLE                   529900        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022P100     4417   396900 SH       SOLE                   396900        0        0
MYR GROUP INC DEL              COM              55405W104      532    42000 SH       SOLE                    42000        0        0
QUALCOMM INC                   COM              747525103    60059  1397700 SH       SOLE                  1397700        0        0
SMURFIT-STONE CONTAINER CORP   COM              832727101     1039   221000 SH  CALL SOLE                   221000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    54122   636200 SH       SOLE                   636200        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    54709   994700 SH       SOLE                   994700        0        0
TYSON FOODS INC                CL A             902494103    31641  2650000 SH       SOLE                  2650000        0        0
UNITED STATES STL CORP NEW     COM              912909108    29507   380200 SH       SOLE                   380200        0        0